Leases (Tables)	12 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Leases	The components of lease expense were as follows:
	For the years ended June 30,
	2022	2023	2024
	HKD	HKD	HKD	US$
Operating lease cost	$1,251,597	$1,177,995	$1,156,024	$148,051

Schedule of Supplemental Balance Sheet Information Related to Leases	Supplemental balance sheet information related to leases was as follows:
	June 30,
	2023	2024
	HKD	HKD	US$
Operating lease:
Operating lease right-of-use assets	$929,490	$2,332,135	$298,674

Current operating lease obligation	960,101	1,095,621	140,315
Noncurrent operating lease obligation	-	1,248,510	159,895
Total operating lease obligation	$960,101	$2,344,131	$300,210
Weighted average remaining lease term (in years):
Operating lease	0.9	2.2

Weighted average discount rate:
Operating lease	4.7%	3.6%

Cash paid for amounts included in the measurement of lease liabilities	$1,147,124	$1,159,214	$148,459

Schedule of Minimum Lease Payment Under its Operating Lease	The Group’s commitment for minimum lease payment under its operating lease for its office facility as of June 30, 2024 was as follows:
Years ending June 30,	Amount (HKD)	Amount (US$)
2025	$1,167,568	$149,529
2026	984,671	126,106
2027	306,849	39,298
Total future lease payments	2,459,088	314,933
Amount representing interest	(114,957)	(14,723)
Present value of future payments	$2,344,131	$300,210